Nature of Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling and marketing expenses [Abstract]
Personnel costs	$ 13,402	$ 12,839	$ 12,125
Depreciation	796	603	562
Professional fees	523	497	255
Marketing expenses	1,761	1,315	2,664
Travel expenses	340	260	837
Offices & facilities expenses	436	503	439
Clinical validation	0	377	546
Other expenses	486	358	381
Total selling and marketing expenses	$ 17,744	$ 16,752	$ 17,809